Short-Term Investments (Tables)	6 Months Ended
Mar. 31, 2022
Short-Term Inverstment [Abstract]
Schedule of short-term invstment
	March 31, 2022	September 30, 2021
Beginning balance	$13,725,204	$-
Add: purchase wealth management financial products	-	15,330,660
Less: redemption	-	(1,801,927)
Accrued investment income	696,430	239,549
Foreign currency translation adjustments	(77,542)	(43,078)
Ending balance of short-term investments	$14,344,092	$13,725,204